Discontinued operations - Schedule of carrying amounts of assets and liabilities on disposal (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Property, plant and equipment	€ 1,570	€ 1,362	€ 1,951
Deferred tax assets	6,028	5,945
Contract assets	805	694
Cash and cash equivalents	5,462	6,623	€ 6,234	€ 5,467
Total assets	37,597	39,149
LIABILITIES
Trade payables	2,978	3,213
Contract liabilities	1,562	1,506
Total liabilities	€ 16,539	18,402
Discontinued Operations
ASSETS
Property, plant and equipment		102
Deferred tax assets		80
Inventories		147
Trade receivables		99
Contract assets		293
Other current financial and firm commitment assets		98
Other assets		89
Cash and cash equivalents		227
Total assets		1,135
LIABILITIES
Lease liabilities		36
Provisions		46
Other financial and firm commitment liabilities		50
Trade payables		93
Contract liabilities		347
Accrued expenses related to customer projects		184
Other liabilities		209
Total liabilities		965
Financial assets and liabilities after derivatives		€ 170